Credit Facilities	6 Months Ended
Jun. 30, 2011
Credit Facilities [Abstract]
Credit Facilities
4.	Credit Facilities

The Company maintains a $125.0 million (which may be increased to $200.0 million, subject to certain conditions) secured revolving credit agreement with a group of financial institutions which provides for borrowings in the United States and United Kingdom.  The credit facility has a five year term, maturing on October 26, 2015. Availability is subject to a borrowing base formula that takes into account eligible receivables and eligible inventory.  Borrowings are secured by substantially all of the Company's assets, including accounts receivable, inventory and certain other assets, subject to limited exceptions, including the exclusion of certain foreign assets from the collateral.  The credit agreement contains certain operating, financial and other covenants, including limits on annual levels of capital expenditures, availability tests related to payments of dividends and stock repurchases and fixed charge coverage tests related to acquisitions.  The borrowings under the agreement are subject to borrowing base limitations of up to 85% of eligible accounts receivable and up to 40% of qualified inventories.  The interest rate under this facility is computed at applicable market rates based on LIBOR or the Prime Rate, plus an applicable margin. The revolving credit agreement requires that a minimum level of availability be maintained.  If such availability is not maintained, the Company will be required to maintain a fixed charge coverage ratio (as defined).  The applicable margin varies based on borrowing base availability.  As of June 30, 2011, eligible collateral under the agreement was $125.0 million, total availability was $115.8 million, total outstanding letters of credit were $9.2 million and there were no outstanding advances.  The Company was in compliance with all of the covenants under this facility as of June 30, 2011.

The Company's Inmac-WStore subsidiary maintains a secured revolving credit agreement with a financial institution in France which is secured by Inmac-WStore accounts receivable balances.  Available amounts for borrowing under this facility includes all accounts receivable balances not over 60 days past due reduced by the greater of EUR4.0 million or 10% of the eligible accounts receivable.  As of June 30, 2011, there was availability under this credit facility of approximately EUR13.5 million ($19.6 million) and there was EUR1.9 million ($2.8 million) of outstanding borrowings.  Under this agreement the Company is subject to certain non-financial covenants which it was in compliance with at June 30, 2011.  The credit facility duration is indefinite; however either party may cancel the agreement with ninety days notice.